Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-For-Sale and Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2013 and 2014 are as follows:

	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥120,406	¥111,537	¥1,863	¥230,080
Debt securities	47,721	1,256	481	48,496
Held-to-maturity:
Commercial paper*	69,989	—	—	69,989
Other debt securities	4,662	33	—	4,695

Total	¥242,778	¥112,826	¥2,344	¥353,260

*	Commercial paper is considered “Cash and cash equivalents” totaling ¥69,989 million.

	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥134,819	¥128,150	¥376	¥262,593
Debt securities	55,650	1,541	202	56,989
Held-to-maturity:
Commercial paper*	2,212	—	—	2,212
Other debt securities	3,933	24	—	3,957

Total	¥196,614	¥129,715	¥578	¥325,751

*	Commercial paper is considered “Cash and cash equivalents” totaling ¥2,212 million.

Loss on Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014 are as follows:

	March 31, 2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,524	¥1,162	¥2,440	¥701
Debt securities	4,852	231	865	250
Held-to-maturity:
Debt securities	—	—	—	—

	March 31, 2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,433	¥269	¥946	¥107
Debt securities	996	54	649	148
Held-to-maturity:
Debt securities	—	—	—	—

Schedule of Proceeds and Gross Realized Gains and Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2014 are as follows:

	2012	2013	2014
	Millions of yen
Proceeds	¥9,995	¥4,433	¥4,074
Gross realized gain	5,559	2,264	2,345
Gross realized loss	532	37	49

Maturities of Debt Securities Classified as Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2013 and 2014 are as follows.

	March 31, 2013		March 31, 2014
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥69,999	¥69,999	¥2,212	¥2,212
Due after 1 year through 5 years	3,217	3,238	2,519	2,531
Due after 5 years through 10 years	1,033	1,033	939	939
Due after 10 years	402	414	475	487

Total	¥74,651	¥74,684	¥6,145	¥6,169